Property and equipment, net	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

6.	Property and equipment, net

Property and equipment consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Server hardware	$3,980	$3,939
Vehicles	96,747	95,767
	100,727	99,706
Less: accumulated depreciation	(74,444)	(64,591)
Property and equipment, net	26,283	35,115

There was no impairment to property and equipment for the six months ended September 30, 2025 and 2024.

Depreciation expenses were $ 9,133 and $9,199 for the six months periods ended September 30, 2025 and 2024, respectively.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS